LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2019	2018	2017
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(211,956)	(231,428)	(179,703)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2019	2018	2017
Basic and diluted loss per share:
Weighted average number of common shares outstanding	100,659	100,684	100,597

Loss per share are as follows:

	2019	2018	2017
Basic and diluted	$(2.11)	$(2.30)	$(1.79)